COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	September 30, 2012
Book value of consolidated assets pledged under ship mortgages	$2,209